Commitments and Contingencies (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Mar. 13, 2021 USD ($)	Mar. 13, 2021 CNY (¥)
Commitments and Contingencies [Line Items]
Land and factory buildings		$ 5,098,461	¥ 33,140
Settlement amount	¥ 3,730